Equity - Composition of net debt and group equity (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Long-term debt	€ 7,113	€ 7,035	€ 7,270
Short-term debt	526	654	931
Total debt	7,639	7,689	8,201
Cash and cash equivalents	2,401	1,869	1,172	€ 2,303
Net debt	5,238	5,820	7,028
Shareholders’ equity	12,006	12,028	13,249
Non-controlling interests	37	33	34
Group equity	€ 12,043	€ 12,061	€ 13,283	€ 14,475
Net debt : group equity ratio	30:70	33:67	35:65